Cash and Short-term investments	12 Months Ended
Dec. 31, 2021
Accounting Standards, Amendments and Interpretations Issued but not yet Applied [Abstract]
Cash and short-term investments	Cash and short-term investments
Accounting policies

Cash and short‑term investments consist of cash on deposit and short‑term interest-bearing securities maturing within three months of the date of purchase.

Supporting information

		Currency remeasurement	Currency remeasurement
	2021	2020	January 1, 2020
Cash	$847	$434	$10
Short-term investments	721	27	2
	$1,568	$461	$12